Equity	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Equity

NOTE 7 – Equity

Preferred shares

We are authorized to issue 5,000,000 shares of preferred stock. Shares of preferred stock may be issued from time to time in one or more series as may be determined by our Board. The voting powers and preferences, the relative rights of each such series and the qualifications, limitations and restrictions of each series will be established by the Board. Our directors may issue preferred stock with multiple votes per share and dividend rights which would have priority over any dividends paid with respect to the holders of our common stock. In connection with the Transaction, the only outstanding preferred stock was converted into common stock. As of the date of this report, there are no outstanding shares of preferred stock.

Series B

On July 19, 2022, the Company designated 1,000,000 shares of its original 5,000,000 authorized shares of Preferred Stock as Series B Preferred Stock with a $0.001 par value and a stated value of $1.00 per share. The Series B Convertible Preferred Stock ranks senior to the common stock with respect to dividends and right of liquidation and has no voting rights. The Series B Convertible Preferred Stock has an 8% cumulative annual dividend. In the event of default, the dividend rate increases to 22%. The Company may not, with consent of a majority of the holders of Series B Convertible Preferred Stock, alter or changes the rights of the Series B Convertible Preferred Stock, amend the articles of incorporation, create any other class of stock ranking senior to the Series B Convertible Preferred Stock, increase the authorized shares of Series B Convertible Preferred Stock, or liquidate or dissolve the Company. Beginning 180 days from issuance, the Series B Convertible Preferred Stock may be converted into common stock at a price based on 65% of the average of the two lowest trading prices during the 15 days prior to conversion. The Company may redeem the Series B Convertible Preferred Stock during the first 180 days from issuance, subject to early redemption penalties of up to 25%. The Series B Convertible Preferred Stock must be redeemed by the Company 12 months following issuance if not previously redeemed or converted. Based on the terms of the Series B Convertible Preferred Stock, the Company determined that the preferred stock is mandatorily redeemable and will be accounted for as a liability under ASC 480. As of September 30, 2025, there are no shares of the Series B preferred shares outstanding.

Series C

On March 3, 2025, the Company filed with the Nevada Secretary of State a Certificate of Designation of Series C Preferred Stock (the “Certificate of Designation”). Pursuant to the Certificate of Designation, the Company’s Board of Directors designated a new series of the Company’s preferred stock, the Series C Preferred Stock, par value $0.001 per share. The Certificate of Designation authorized the Company to issue one share of Series C Preferred Stock. The share was issued to the Company’s Chief Executive Officer. The Series C Preferred Stock is not convertible, and does not have any redemption, preferential dividend or liquidation rights. Holders of Series C Preferred Stock shall only be entitled to vote on the approval of an amendment to the Company’s Articles of Incorporation authorizing an increase in the Company’s authorized capital stock (the “Charter Amendment”) and shall be entitled to a voting power equal to one vote more than the total combined voting power of the Company’s common stock. The Series C Preferred Stock issued and outstanding on the record date to consent to the Charter Amendment was automatically surrendered and cancelled for no consideration following the Charter Amendment.

Common shares

As of September 30, 2025, the Company has authorized 7,000,000,000 shares of common stock, par value of $0.001, and, as of September 30, 2025, has issued 2,438,304,765 shares of common stock. All of the common shares have the same voting rights and liquidation preferences. On February 27, 2025, the board of directors of the Company adopted a resolution to amend the Company’s Articles of Incorporation to increase the number of authorized shares of common stock to 7 billion. On March 3, 2025, shareholder approval was obtained through the written consent of the holder of the Series C Preferred Stock. The Charter Amendment was effective on April 7, 2025.

As discussed in Note 5 above, the Company issued 1,260,246,354 shares of common stock for the acquisition of SAPL.

As discussed in Note 4 above, the Company issued 513,320,326 shares of common stock for the forgiveness of $1,539,961 of accrued salary. The shares issued had a fair value of $1,283,301 of the date of issuance, and as such the Company recorded the value forgiven in excess of the fair value as a contribution of capital.

As discussed in Note 7 below, the Company issued 175,139,715 shares of common stock for the conversion of notes payable.

As discussed in Note 7 below, the Company issued 20,400,000 shares of common stock in connection with the issuance of convertible notes payable.

During the nine months ended September 30, 2025, the Company received $300,000 in cash proceeds for the sale of 38,510,911 shares of common stock.

During the nine months ended September 30, 2025, the Company issued 15,000,000 shares of restricted common stock for services to an outside consultant for an aggregate value of $192,750. On the date of issuance, the shares are fully earned and non-forfeitable.

Equity Line of Credit Agreement

On September 4, 2025, the Company entered into a Securities Purchase Agreement (the “ELOC Agreement”) with an Accredited Investor (“Investor”). Pursuant to the ELOC Agreement, the Company agreed to sell, and the Investor agreed to purchase up to $50,000,000 (the “Commitment Amount”) of the Company’s common stock, par value $0.001 per share (the “Purchase Shares”).

The transactions contemplated by the ELOC Agreement are subject to the Company registering the Investor’s resale of the Purchase Shares on a registration statement to be filed with the Securities and Exchange Commission (“SEC”). Concurrent with the execution of the ELOC Agreement, the Company entered into a registration rights agreement with the Investor (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company agreed to file a registration statement on Form S-1 (the “ELOC Registration Statement”) with the SEC covering the resale of the Purchase Shares sold under the ELOC, within 45 days of the date of execution of the ELOC Agreement and Registration Rights Agreement and to use its best efforts to have the Registration Statement and any amendment declared effective by the SEC at the earliest possible date. The registration rights granted under the Registration Rights Agreement are subject to certain conditions and limitations and are subject to customary indemnification and contribution provisions.

In connection with entering into the ELOC Agreement, the Company agreed to immediately issue to the Purchaser, 25,000,000 restricted shares of common stock as commitment shares. The commitment shares were recorded at their fair value based on the closing price on date of issuance, or $495,000 and are recorded as deferred offering cost and will reduce the net proceeds received once the ELOC shares are sold.

As of September 30, 2025, no shares have been sold under the ELOC.

Stock Options

As discussed in Note 4 above, the Company modified 307,239,206 options that were previously vesting upon certain milestones to remove the vesting conditions and become exercisable immediately. As a result, the Company recognized $21,679,711 of expense related to these options.

In addition, as discussed in Note 4 above, the Company amended 371,197,910 options to reduce the exercise price to $0.005.

During the nine months ended September 30, 2025, the Company issued stock options to purchase up to 900,175,966 shares of common stock as discussed in Note 4 above to the directors of the Company at an exercise price of $0.005, which vested immediately and have a term of 5 years.

During the nine months ended September 30, 2025, the Company issued stock options to purchase up to 128,596,567 shares of common stock to a consultant of the Company at an exercise price of $0.005, which vested immediately and have a term of 5 years.

The fair value of the common stock options was estimated using a black-sholes model with the following assumptions:

Stock price	$0.0025
Exercise price	$0.005
Expected term	2.5 - 5 years
Volatility	311.87% - 401.47%
Dividend Yield	0%
Risk-free rate	3.73% - 3.82%
Common stock option fair value	$2,567,176

During the nine months ended September 30, 2025 and 2024, the Company recorded $24,246,887 and $0, respectively of stock-based compensation related to the common stock option transactions. As of September 30, 2025, the Company has $849,996 of value remaining to be expensed based upon completions of milestones.

The following table summarizes the stock option activity for the nine months ended September 30, 2025:

	Options	Weighted-Average Exercise Price Per Share

Outstanding, December 31, 2024	398,284,669	$0.09
Granted	1,028,772,533	0.005
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, September 30, 2025	1,427,057,202	$0.011

As of September 30, 2025, the Company had 1,426,919,729 stock options that were exercisable and 137,473 that are in dispute. The weighted average remaining life of all outstanding stock options was 3.82 years as of September 30, 2025. Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option and the fair value of the Company’s common stock for stock options that were in-the-money at period end. As of September 30, 2025, the intrinsic value for the options vested and outstanding was $47,598,995 and $47,604,357, respectively.

Stock Warrants

The following table summarizes the stock warrant activity for the nine months ended September 30, 2025:

	Warrants	Weighted-Average Exercise Price Per Share

Outstanding, December 31, 2024	9,530,000	$0.50
Granted	466,970,000	0.01
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, September 30, 2025	476,500,000	$0.01

On September 15, 2025, as a result of the new issuance of convertible notes with an exercise price lower than the current exercise price listed in the notes, the outstanding warrants were repriced to the new exercise price with a reciprocal increase in the number of outstanding warrants. As a result the Company issued 466,970,000 new warrants and all warrants have an exercise price of $0.01. The Company did not record any additional expense or deemed dividend upon the reprice event under the provision of ASC 815-40. The weighted average remaining life of all outstanding stock warrants was 1.14 years as of September 30, 2025.